Government Bonds, And Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Restricted cash	$ 18,718,961	$ 17,119,599
Other	5,010,569	4,657,144
Payments in advance	4,176,240	4,029,445
Insurance	1,969,885	1,922,587
Total other assets	29,875,655	27,728,775
Restricted cash as collateral for financing transactions	15,790,568	14,972,193
Restricted cash, judicial seizures	$ 2,928,379	$ 2,417,406